Segment and Geographic Information (Tables)	12 Months Ended
Jun. 30, 2011
Segment and Geographic Information (Tables) [Abstract]
Segment financial information

	Service Center	Fluid Power
	Based Distribution	Businesses	Total

Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431

Year Ended June 30, 2010

Net sales	$1,536,543	$356,665	$1,893,208
Operating income for reportable segments	77,029	26,794	103,823
Assets used in the business	690,970	200,550	891,520
Depreciation and amortization of property	9,336	2,129	11,465
Capital expenditures	6,389	827	7,216

Year Ended June 30, 2009

Net sales	$1,596,998	$326,150	$1,923,148
Operating income for reportable segments	75,411	18,942	94,353
Assets used in the business	611,255	198,073	809,328
Depreciation and amortization of property	10,876	1,860	12,736
Capital expenditures	5,537	1,451	6,988

Reconciliation of operating income for reportable segments to the consolidated income before income taxes

Year Ended June 30,	2011	2010	2009

Operating income for reportable segments	$157,591	$103,823	$94,353
Adjustments for:
Goodwill impairment			36,605
Intangible amortization — Service Center Based Distribution	3,384	1,890	2,265
Intangible amortization — Fluid Power Businesses	7,998	8,261	7,390
Corporate and other income, net	(4,554)	(16,378)	(24,400)

Total operating income	150,763	110,050	72,493
Interest expense, net	1,668	5,458	4,424
Other (income) expense, net	(3,793)	(425)	2,255

Income before income taxes	$152,888	$105,017	$65,814

Net sales by product category

Year Ended June 30,	2011	2010	2009

Industrial	$1,559,859	$1,357,206	$1,422,518
Fluid power	652,990	536,002	500,630

Net sales	$2,212,849	$1,893,208	$1,923,148

Information by geographic area

Year Ended June 30,	2011	2010	2009

Net Sales:
United States	$1,891,700	$1,644,237	$1,674,769
Canada	260,015	199,772	197,795
Mexico	61,134	49,199	50,584

Total	$2,212,849	$1,893,208	$1,923,148

June 30,	2011	2010

Long-Lived Assets:
United States	$191,947	$177,713
Canada	29,893	16,356
Mexico	13,706	13,723

Total	$235,546	$207,792